BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
Schedule of Bank Borrowings

	December 31,
	2014	2015
Short-term bank borrowings	$90,443,007	$72,360,730
Long-term bank borrowings, current portion	69,360,869	51,576,265
Total borrowings, current	159,803,876	123,936,995
Long-term bank borrowings, non-current portion	77,336,160	118,548,430
Total	$237,140,036	$242,485,425

Schedule of Short-Term Borrowings

	December 31,
	2014	2015
Short-term bank borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	$27,389,890	$-
Short-term borrowing guaranteed by Daqo Group and related parties	-	72,360,730
Short-term borrowing guaranteed by Daqo Group and a third party	11,278,190	-
Short-term credit bank borrowings	51,774,927	-

Total	$90,443,007	$72,360,730

Schedule of Long-Term Bank Borrowings
	December 31,
	2014	2015
Borrowing from China Construction Bank	$6,444,680	$-
Borrowing from Huaxia Bank	25,778,720	3,079,180
Borrowing from Bank of China	101,503,710	70,821,140
Borrowing from Chongqing Rural Commercial Bank	12,969,919	96,224,375

Total	$146,697,029	$170,124,695

Schedule of Principal Maturities of Long-term Bank Borrowings
December 31, 2015	Amount
2016	$51,576,265
2017	53,885,650
2018	18,475,080
2019	18,475,080
2020	18,475,080
2021	9,237,540
Total	$170,124,695